Document and Entity Information	Feb. 18, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Mastercard Inc
Amendment Flag	false
Entity Central Index Key	0001141391
Document Type	8-K
Document Period End Date	Feb. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-32877
Entity Tax Identification Number	13-4172551
Entity Address, Address Line One	2000 Purchase Street
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	(914)
Local Phone Number	249-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	MA
Security Exchange Name	NYSE
M 2.1 Notes Due 20272 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.1% Notes due 2027
Trading Symbol	MA27
Security Exchange Name	NYSE
M 1.0 Notes Due 20291 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.0% Notes due 2029
Trading Symbol	MA29A
Security Exchange Name	NYSE
Two Point Five Percent Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.5% Notes due 2030
Trading Symbol	MA30
Security Exchange Name	NYSE